Share Capital, Warrants and Options - Schedule of Inputs to Option Pricing Model (Details)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
SHARE CAPITAL, WARRANTS AND OPTIONS
Expected dividend yield	0.00%	0.00%
Expected share price volatility	127.83%	121.55%
Risk free interest rate	0.93%	1.21%
Expected life of options	5 years	5 years